Current Tax and Deferred Taxes (Details) - Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	$ 368,186	$ 276,400
Income effect	(44,545)	91,001
Equity effect	(3,235)	785
Debit (credit) differences at end of period	320,406	368,186
Allowances for Loan Losses and Provision for Contingent Loans [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	213,784	166,817
Income effect	(52,432)	46,967
Equity effect
Debit (credit) differences at end of period	161,352	213,784
Personnel Provision [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	20,228	14,304
Income effect	4,176	5,924
Equity effect
Debit (credit) differences at end of period	24,404	20,228
Staff Vacations Provisions [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	11,139	9,993
Income effect	886	1,146
Equity effect
Debit (credit) differences at end of period	12,025	11,139
Accrued Interest Adjustments From Impaired Loans [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	10,305	5,073
Income effect	4,632	5,232
Equity effect
Debit (credit) differences at end of period	14,937	10,305
Staff Severance Indemnities Provision [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	1,368	345
Income effect	(136)	988
Equity effect	20	35
Debit (credit) differences at end of period	1,252	1,368
Provisions of Credit Card Expenses [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	9,146	9,774
Income effect	711	(628)
Equity effect
Debit (credit) differences at end of period	9,857	9,146
Provisions of Accrued Expenses [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	11,829	12,315
Income effect	(1,092)	(486)
Equity effect
Debit (credit) differences at end of period	10,737	11,829
Adjustment for Valuation of Investments and Equity Instruments at Fair Value Through OCI [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	3,533	2,783
Income effect
Equity effect	(3,256)	750
Debit (credit) differences at end of period	277	3,533
Leasing [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	89,821	52,019
Income effect	13,531	37,802
Equity effect
Debit (credit) differences at end of period	103,352	89,821
Incomes Received in Advance [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	9,012	12,368
Income effect	(3,863)	(3,356)
Equity effect
Debit (credit) differences at end of period	5,149	9,012
Exchange Rate Difference [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period		4,619
Income effect		(4,619)
Equity effect
Debit (credit) differences at end of period
Property and Equipment Valuation Difference [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	403
Income effect	2,473	403
Equity effect
Debit (credit) differences at end of period	2,876	403
Other Adjustments [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	32,382	33,660
Income effect	(1,060)	(1,278)
Equity effect
Debit (credit) differences at end of period	31,322	32,382
Total debit differences [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	412,950	324,070
Income effect	(32,174)	88,095
Equity effect	(3,236)	785
Debit (credit) differences at end of period	377,540	412,950
Intangible [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	16,965	15,897
Income effect	7,745	1,068
Equity effect
Debit (credit) differences at end of period	24,710	16,965
Property and Equipment Valuation Difference [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period		6,174
Income effect		(6,174)
Equity effect
Debit (credit) differences at end of period
Transitory Assets [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	7,953	6,958
Income effect	921	995
Equity effect
Debit (credit) differences at end of period	8,874	7,953
Loans Accrued to Effective Rate [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	2,441	2,437
Income effect	43	4
Equity effect
Debit (credit) differences at end of period	2,484	2,441
Prepaid Expenses [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	2,688	5,668
Income effect	8,197	(2,980)
Equity effect
Debit (credit) differences at end of period	10,885	2,688
Exchange Rate Difference [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	3,406
Income effect	(1,770)	3,406
Equity effect
Debit (credit) differences at end of period	1,636	3,406
Activated Bond Placement Expense [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	5,810	6,444
Income effect	(553)	(634)
Equity effect
Debit (credit) differences at end of period	5,257	5,810
Other Adjustments [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	5,501	4,092
Income effect	(2,212)	1,409
Equity effect	(1)
Debit (credit) differences at end of period	3,288	5,501
Total Credit Differences [Member]
Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts [Line Items]
Debit (credit) differences at beginning of period	44,764	47,670
Income effect	12,371	(2,906)
Equity effect	(1)
Debit (credit) differences at end of period	$ 57,134	$ 44,764